Vessels - Cost of vessel upgrades (Details) $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Cost Of Vessel Upgrades [Abstract]
At January 1	$ 0
Additions to vessel upgrades	36,639
Transferred to vessels	(30,991)
At September 30	5,648
Carrying amount at January 1	0
Carrying amount at September 30	$ 5,648